Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits (Details) [Line Items]
Qualifying insurance policies (in Dollars)	$ 11,671	$ 0
Increase defined benefit obligation (in Dollars)	$ 248
Description of defined benefit plan	The Group expects $469 thousand in contributions to be paid to the funded defined benefit plan in 2022. The Group estimates the plan’s duration (based on weighted average) to be 15.9 years at the end of the reporting period.
Active Benefit Liability [Member]
Employee Benefits (Details) [Line Items]
Percentage of benefit liability	93.60%	0.00%
Pensioners Benefit Liability [Member]
Employee Benefits (Details) [Line Items]
Percentage of benefit liability	6.40%	0.00%